Shareholder Report, Average Annual Return (Details) WE0000000002527A_Dimensional Emerging Markets Sustainability Core 1 ETF_Single_TSR Annual {Single}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Markets Sustainability Core 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Emerging Markets Sustainability Core 1 ETF – NAV
Average Annual Return, Percent	24.52%	20.31%
MSCI Emerging Markets IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index (net div.)
Average Annual Return, Percent	26.10%	19.94%